Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Schedule of inventory

(in €‘000)	December 31, 2022	December 31, 2021
Finished products and goods for resale	21,440	3,748
CO2 tickets	4,577	5,483
Total	26,017	9,231